STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock	Common Stock	Capital in Excess of Par Value	Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance, Shares at Dec. 31, 2012		368,200
Beginning Balance, Amount at Dec. 31, 2012		$ 37	$ 348,331	$ (615,339)		$ (266,971)
Contributed Services			$ 40,525			40,525
Related party forgiveness of debt						1,527
Net loss for the year ended				$ (64,046)		(64,046)
Ending Balance, Shares at Dec. 31, 2013		368,200
Ending Balance, Amount at Dec. 31, 2013		$ 37	$ 388,856	$ (679,385)		(290,492)
Contributed Services			12,650			12,650
Stock issuance to Evotech Capital S.A., Shares		1,000,000
Stock issuance to Evotech Capital S.A., Amount		$ 100	$ 900			$ 1,000
Shares returned for cancellation, Shares		(4,822)
Shares returned for cancellation, Amount
Related party forgiveness of debt			$ 161,522			$ 161,522
Stock issuance for compensation, Shares		67,500
Stock issuance for compensation, Amount		$ 7	269,993			270,000
Account for BCF on debentures issued and converted			99,726			99,726
Preferred stock issued for debt extinguishment, Shares	106
Preferred stock issued for debt extinguishment, Amount			102,737			102,737
Shares issued to acquire Federal Technology Agency, Shares	5	70,000
Shares issued to acquire Federal Technology Agency, Amount		$ 7	$ 20,279,993			20,280,000
Net loss - non-controlling interest at acquisition					$ 8,343	8,343
Net loss for the year ended				$ (20,914,264)	(2,621)	(20,916,885)
Ending Balance, Shares at Dec. 31, 2014	111	1,500,878
Ending Balance, Amount at Dec. 31, 2014		$ 151	$ 21,316,377	$ (21,593,649)	$ 5,722	(271,399)
Contributed Services						7,500
Net loss for the year ended						(240,062,844)
Ending Balance, Amount at Mar. 31, 2015						$ (326,433)